Shareholder Report	12 Months Ended	58 Months Ended	112 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SMALL-CAP STOCK FUND, INC.
Entity Central Index Key	0000075170
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005508
Shareholder Report [Line Items]
Fund Name	Small-Cap Stock Fund
Class Name	Investor Class
Trading Symbol	OTCFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - Investor Class	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the U.S. presidential election ended a lengthy period of uncertainty, boosting stocks further. Small-cap stocks significantly lagged large-cap peers, and growth outperformed value across all market capitalizations.

  Versus the Russell 2000 Index, the leading contributor to relative performance was stock selection in energy. Shares of TechnipFMC, a global offshore oilfield service and equipment company, benefited from strong performance in its subsea segment. The communication services sector also added value due to stock choices. Liberty Media Corp-Liberty Live, a tracking stock that reflects the economic contribution of Live Nation, was a key contributor as secular tailwinds in the live entertainment industry boosted its shares.

  On the negative side, stock selection in health care was the leading detractor from relative performance. 10X Genomics, the leader in single-cell gene expression analysis, was a large detractor owing to multiple headwinds, including product transition issues, challenges from a sales force reconstitution, and weakness in China. Stock choices in information technology also weighed on relative results.

  The fund seeks to opportunistically blend small-cap value and growth stocks to capitalize on valuation anomalies and produce strong and consistent returns. We take a contrarian approach in our assessment of value and growth opportunities, seeking situations in which our view of a company’s prospects is distinctly different from the market’s expectations.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Small-Cap Stock Fund (Investor Class)	11.64%	8.00%	9.66%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 2000 Index (Strategy Benchmark)	11.54	7.40	7.82

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 8,493,562,000	$ 8,493,562,000	$ 8,493,562,000
Holdings Count | Holding	315	315	315
Advisory Fees Paid, Amount	$ 43,882,000
InvestmentCompanyPortfolioTurnover	58.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$8,493,562 Number of Portfolio Holdings315
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	19.1%
Industrials & Business Services	17.9
Health Care	17.3
Information Technology	13.5
Consumer Discretionary	7.5
Energy	5.8
Real Estate	5.1
Materials	4.3
Utilities	3.4
Other	6.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Liberty Media Corp-Liberty Live	1.6%
Masimo	1.5
Cboe Global Markets	1.3
TMX Group	1.1
Lattice Semiconductor	1.1
Mirion Technologies	1.1
PAR Technology	1.0
Esab	1.0
SiteOne Landscape Supply	1.0
Planet Fitness	1.0

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005509
Shareholder Report [Line Items]
Fund Name	Small-Cap Stock Fund
Class Name	Advisor Class
Trading Symbol	PASSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - Advisor Class	$122	1.15%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the U.S. presidential election ended a lengthy period of uncertainty, boosting stocks further. Small-cap stocks significantly lagged large-cap peers, and growth outperformed value across all market capitalizations.

  Versus the Russell 2000 Index, the leading contributor to relative performance was stock selection in energy. Shares of TechnipFMC, a global offshore oilfield service and equipment company, benefited from strong performance in its subsea segment. The communication services sector also added value due to stock choices. Liberty Media Corp-Liberty Live, a tracking stock that reflects the economic contribution of Live Nation, was a key contributor as secular tailwinds in the live entertainment industry boosted its shares.

  On the negative side, stock selection in health care was the leading detractor from relative performance. 10X Genomics, the leader in single-cell gene expression analysis, was a large detractor owing to multiple headwinds, including product transition issues, challenges from a sales force reconstitution, and weakness in China. Stock choices in information technology also weighed on relative results.

  The fund seeks to opportunistically blend small-cap value and growth stocks to capitalize on valuation anomalies and produce strong and consistent returns. We take a contrarian approach in our assessment of value and growth opportunities, seeking situations in which our view of a company’s prospects is distinctly different from the market’s expectations.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Small-Cap Stock Fund (Advisor Class)	11.34%	7.71%	9.36%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 2000 Index (Strategy Benchmark)	11.54	7.40	7.82

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 8,493,562,000	$ 8,493,562,000	$ 8,493,562,000
Holdings Count | Holding	315	315	315
Advisory Fees Paid, Amount	$ 43,882,000
InvestmentCompanyPortfolioTurnover	58.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$8,493,562 Number of Portfolio Holdings315
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	19.1%
Industrials & Business Services	17.9
Health Care	17.3
Information Technology	13.5
Consumer Discretionary	7.5
Energy	5.8
Real Estate	5.1
Materials	4.3
Utilities	3.4
Other	6.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Liberty Media Corp-Liberty Live	1.6%
Masimo	1.5
Cboe Global Markets	1.3
TMX Group	1.1
Lattice Semiconductor	1.1
Mirion Technologies	1.1
PAR Technology	1.0
Esab	1.0
SiteOne Landscape Supply	1.0
Planet Fitness	1.0

Updated Prospectus Web Address	www.troweprice.com/paperless
C000159682
Shareholder Report [Line Items]
Fund Name	Small-Cap Stock Fund
Class Name	I Class
Trading Symbol	OTIIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - I Class	$82	0.77%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the U.S. presidential election ended a lengthy period of uncertainty, boosting stocks further. Small-cap stocks significantly lagged large-cap peers, and growth outperformed value across all market capitalizations.

  Versus the Russell 2000 Index, the leading contributor to relative performance was stock selection in energy. Shares of TechnipFMC, a global offshore oilfield service and equipment company, benefited from strong performance in its subsea segment. The communication services sector also added value due to stock choices. Liberty Media Corp-Liberty Live, a tracking stock that reflects the economic contribution of Live Nation, was a key contributor as secular tailwinds in the live entertainment industry boosted its shares.

  On the negative side, stock selection in health care was the leading detractor from relative performance. 10X Genomics, the leader in single-cell gene expression analysis, was a large detractor owing to multiple headwinds, including product transition issues, challenges from a sales force reconstitution, and weakness in China. Stock choices in information technology also weighed on relative results.

  The fund seeks to opportunistically blend small-cap value and growth stocks to capitalize on valuation anomalies and produce strong and consistent returns. We take a contrarian approach in our assessment of value and growth opportunities, seeking situations in which our view of a company’s prospects is distinctly different from the market’s expectations.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
Small-Cap Stock Fund (I Class)	11.78%	8.13%	10.86%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.71
Russell 2000 Index (Strategy Benchmark)	11.54	7.40	8.70

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Aug. 28, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 8,493,562,000	$ 8,493,562,000	$ 8,493,562,000
Holdings Count | Holding	315	315	315
Advisory Fees Paid, Amount	$ 43,882,000
InvestmentCompanyPortfolioTurnover	58.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$8,493,562 Number of Portfolio Holdings315
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	19.1%
Industrials & Business Services	17.9
Health Care	17.3
Information Technology	13.5
Consumer Discretionary	7.5
Energy	5.8
Real Estate	5.1
Materials	4.3
Utilities	3.4
Other	6.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Liberty Media Corp-Liberty Live	1.6%
Masimo	1.5
Cboe Global Markets	1.3
TMX Group	1.1
Lattice Semiconductor	1.1
Mirion Technologies	1.1
PAR Technology	1.0
Esab	1.0
SiteOne Landscape Supply	1.0
Planet Fitness	1.0

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219319
Shareholder Report [Line Items]
Fund Name	Small-Cap Stock Fund
Class Name	Z Class
Trading Symbol	TRZZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the U.S. presidential election ended a lengthy period of uncertainty, boosting stocks further. Small-cap stocks significantly lagged large-cap peers, and growth outperformed value across all market capitalizations.

  Versus the Russell 2000 Index, the leading contributor to relative performance was stock selection in energy. Shares of TechnipFMC, a global offshore oilfield service and equipment company, benefited from strong performance in its subsea segment. The communication services sector also added value due to stock choices. Liberty Media Corp-Liberty Live, a tracking stock that reflects the economic contribution of Live Nation, was a key contributor as secular tailwinds in the live entertainment industry boosted its shares.

  On the negative side, stock selection in health care was the leading detractor from relative performance. 10X Genomics, the leader in single-cell gene expression analysis, was a large detractor owing to multiple headwinds, including product transition issues, challenges from a sales force reconstitution, and weakness in China. Stock choices in information technology also weighed on relative results.

  The fund seeks to opportunistically blend small-cap value and growth stocks to capitalize on valuation anomalies and produce strong and consistent returns. We take a contrarian approach in our assessment of value and growth opportunities, seeking situations in which our view of a company’s prospects is distinctly different from the market’s expectations.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
Small-Cap Stock Fund (Z Class)	12.66%	18.96%
Russell 3000 Index (Regulatory Benchmark)	23.81	22.33
Russell 2000 Index (Strategy Benchmark)	11.54	18.88

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 8,493,562,000	$ 8,493,562,000	$ 8,493,562,000
Holdings Count | Holding	315	315	315
Advisory Fees Paid, Amount	$ 43,882,000
InvestmentCompanyPortfolioTurnover	58.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$8,493,562 Number of Portfolio Holdings315
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	19.1%
Industrials & Business Services	17.9
Health Care	17.3
Information Technology	13.5
Consumer Discretionary	7.5
Energy	5.8
Real Estate	5.1
Materials	4.3
Utilities	3.4
Other	6.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Liberty Media Corp-Liberty Live	1.6%
Masimo	1.5
Cboe Global Markets	1.3
TMX Group	1.1
Lattice Semiconductor	1.1
Mirion Technologies	1.1
PAR Technology	1.0
Esab	1.0
SiteOne Landscape Supply	1.0
Planet Fitness	1.0

Updated Prospectus Web Address	www.troweprice.com/paperless